Prudential Short-Term Corporate Bond Fund, Inc.

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class R	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
+ Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.75%	None
+ Other expenses	0.13%	0.13%	0.13%	0.03%	0.13%	0.13%
= Total annual Fund operating expenses	0.78%	1.53%	1.53%	0.43%	1.28%	0.53%
- Fee waiver or expense reimbursement	None	None	None	None	(0.25)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.78%	1.53%	1.53%	0.43%	1.03%	0.53%

(1) The distributor of the Fund has contractually agreed until April 30, 2016 to reduce its distribution and service (12b-1) fees to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to April 30, 2016 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$402	$566	$744	$1,260	$402	$566	$744	$1,260
Class B	$456	$583	$834	$1,348	$156	$483	$834	$1,348
Class C	$256	$483	$834	$1,824	$156	$483	$834	$1,824
Class Q	$44	$138	$241	$542	$44	$138	$241	$542
Class R	$105	$381	$678	$1,523	$105	$381	$678	$1,523
Class Z	$54	$170	$296	$665	$54	$170	$296	$665